Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending Balance	¥ 144,877		¥ 248,948
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance					53
Gains or losses (realized/ unrealized), included in earnings					(26)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income					(2)	[2]
Gains or losses (realized/ unrealized), total					(28)
Purchase, sales, and settlements (net)					(25)
Transfers in and/or out of Level 3 (net)					0	[3]
Ending Balance					0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period					0	[1]
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	243,655		315,676		401,804
Gains or losses (realized/ unrealized), included in earnings	(9,225)	[1]	(1,262)	[1]	(6,242)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	7,693	[2]	1,443	[2]	(3,248)	[2]
Gains or losses (realized/ unrealized), total	(1,532)		181		(9,490)
Purchases	19,294		63,980
Purchase, sales, and settlements (net)					(33,102)
Sales	(10,564)		(18,054)
Settlements	(113,875)		(118,596)
Transfers in and/or out of Level 3 (net)	0	[3]	468	[3]	(43,536)	[3]
Ending Balance	136,978		243,655		315,676
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(9,783)	[1]	(2,429)	[1]	(5,848)	[1]
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,912		2,573		6,841
Gains or losses (realized/ unrealized), included in earnings	(508)	[1]	(18)	[1]	(34)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	908	[2]	108	[2]	(83)	[2]
Gains or losses (realized/ unrealized), total	400		90		(117)
Purchases	3,942		2,549
Purchase, sales, and settlements (net)					(2,094)
Sales	(432)		(431)
Settlements	(298)		(2,337)
Transfers in and/or out of Level 3 (net)	0	[3]	468	[3]	(2,057)	[3]
Ending Balance	6,524		2,912		2,573
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(456)	[1]	(35)	[1]	(72)	[1]
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	139,152		222,314		246,305
Gains or losses (realized/ unrealized), included in earnings	(9,228)	[1]	(3,066)	[1]	(5,195)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	(15)	[2]	2,178	[2]	351	[2]
Gains or losses (realized/ unrealized), total	(9,243)		(888)		(4,844)
Purchases	5,419		6,668
Purchase, sales, and settlements (net)					(27,076)
Sales	(9)		(9,625)
Settlements	(72,075)		(79,317)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	7,929	[3]
Ending Balance	63,244		139,152		222,314
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(8,095)	[1]	(3,397)	[1]	(5,275)	[1]
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	93,181		85,283		143,176
Gains or losses (realized/ unrealized), included in earnings	(369)	[1]	1,822	[1]	(1,013)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	5,381	[2]	(1,056)	[2]	(3,540)	[2]
Gains or losses (realized/ unrealized), total	5,012		766		(4,553)
Purchases	9,933		49,072
Purchase, sales, and settlements (net)					(3,932)
Sales	(7,725)		(7,998)
Settlements	(41,502)		(33,942)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	(49,408)	[3]
Ending Balance	58,899		93,181		85,283
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(1,232)	[1]	1,003	[1]	(501)	[1]
Available-for-sale securities | Other Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,410		5,506		5,482
Gains or losses (realized/ unrealized), included in earnings	880	[1]	0	[1]	0	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	1,419	[2]	213	[2]	24	[2]
Gains or losses (realized/ unrealized), total	2,299		213		24
Purchases	0		5,691
Purchase, sales, and settlements (net)					0
Sales	(2,398)		0
Settlements	0		(3,000)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	8,311		8,410		5,506
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0	[1]	0	[1]	0	[1]
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,293		2,946		493
Gains or losses (realized/ unrealized), included in earnings	(3,194)	[1]	2,159	[1]	(206)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total	(3,194)		2,159		(206)
Purchases	0		0
Purchase, sales, and settlements (net)					0
Sales	0		0
Settlements	0		188
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	2,659	[3]
Ending Balance	2,099		5,293		2,946
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(3,194)	[1]	2,159	[1]	(206)	[1]
Derivative Financial Instruments, Assets and Liabilities | Options Held (Written), Caps Held and Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,293		3,134		0
Gains or losses (realized/ unrealized), included in earnings	(3,194)	[1]	2,159	[1]	475	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total	(3,194)		2,159		475
Purchases	0		0
Purchase, sales, and settlements (net)					0
Sales	0		0
Settlements	0		0
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	2,659	[3]
Ending Balance	2,099		5,293		3,134
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(3,194)	[1]	2,159	[1]	475	[1]
Derivative Financial Instruments, Assets and Liabilities | Credit derivatives held/written
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			(188)		493
Gains or losses (realized/ unrealized), included in earnings			0	[1]	(681)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income			0	[2]	0	[2]
Gains or losses (realized/ unrealized), total			0		(681)
Purchases			0
Purchase, sales, and settlements (net)					0
Sales			0
Settlements			188
Transfers in and/or out of Level 3 (net)			0	[3]	0	[3]
Ending Balance			0		(188)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			0	[1]	(681)	[1]
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Gains or losses (realized/ unrealized), included in earnings	670	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	825	[2]
Gains or losses (realized/ unrealized), total	1,495
Purchases	5,018
Sales	(713)
Settlements	0
Transfers in and/or out of Level 3 (net)	0	[3]
Ending Balance	5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	670	[1]
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Gains or losses (realized/ unrealized), included in earnings	670	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	825	[2]
Gains or losses (realized/ unrealized), total	1,495
Purchases	5,018
Sales	(713)
Settlements	0
Transfers in and/or out of Level 3 (net)	0	[3]
Ending Balance	5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	¥ 670	[1]

[1]	*1 Principally, gains and losses from trading securities are included in "brokerage commissions and net gains on investment securities"; available-for-sale securities are included in "write-downs of securities" or "life insurance premiums and related investment income"; other securities are included in "brokerage commissions and net gains on investment securities" and derivative assets and liabilities (net) are included in "other operating revenues/expenses," respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[3]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.